As filed with the Securities and Exchange Commission on March 27, 2013
Investment Company Act File Number 811-3955

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

New York Daily Tax Free Income Fund, Inc.
 (Exact name of registrant as specified in charter)
1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: January 31, 2013

Item 1:     Schedule of Investments

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
January 31, 2013
(UNAUDITED)

Face		Maturity	Interest	Value	Rating (a)	Standard
Amount		Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt Commercial Paper (2.05%)
$4,784,000	New York Long Island Power Authority LOC State Street Bank & Trust Company	04/03/13	0.18%	$4,784,000	P-1	A-1+
4,784,000	Total Tax Exempt Commercial Paper			4,784,000

Tax Exempt General Obligation Notes and Bonds (25.39%) (b)
$9,000,000	Board of Cooperative Educational Services of the Sole Supervisory District of Westchester County, NY RAN 2013	06/28/13	0.70%	$9,010,906
7,100,000	City School District of the City of Gloversville Fulton County, NY BAN 2013	01/17/14	0.45	7,118,927
2,160,000	City School District of The City of Ithaca, Tompkins and Tioga Counties, NY GO BAN 2012	07/05/13	0.43	2,165,163
5,500,000	East Quogue Union Free School District , Suffolk County, NY TAN for 2012 -2013 Taxes	06/28/13	0.45	5,506,606
2,050,000	Fonda-Fultonville CSD, Montgomery, Fulton and Schoharie counties, NY BAN 2012	08/16/13	0.60	2,054,370
2,747,052	Guilderland CSD, Albany County, NY GO BAN for Vehicles 2012	07/18/13	0.45	2,750,798
1,052,858	Hendrick Hudson CSD, Westchester County, NY TAX for 2012 Taxes	09/20/13	0.60	1,055,503
1,800,000	Hendrick Hudson CSD, Westchester County, NY TAX for 2012-2013 Taxes	06/21/13	0.60	1,802,750
3,100,000	Malverne Union Free School District, Nassau County, NY TAN for 2012-2013 Taxes	06/28/13	0.50	3,103,113
6,500,000	Niagara Wheatfield CSD Niagara County, NY BAN 2012	03/27/13	0.52	6,506,982
1,500,000	Romulus CSD, Seneca County, NY RAN 2012	06/28/13	0.62	1,502,278
3,900,000	Seneca Falls CSD, Seneca County, NY RAN 2012	06/28/13	0.63	3,905,765
2,351,976	Sidney CSD Delaware, Chenango, And Otsego Counties, NY GO BAN 2012	08/02/13	0.75	2,354,884
1,500,000	Tuckahoe Union Free School District, Westchester County, NY TAN for 2012-2013 Taxes	06/20/13	0.55	1,502,552
4,000,000	West Seneca CSD Erie County, NY BAN 2012	11/27/13	0.50	4,008,149
5,000,000	West Seneca CSD Erie County, NY BAN 2012	11/27/13	0.50	5,020,371
59,261,886	Total Tax Exempt General Obligation Notes and Bonds			59,369,117

Tax Exempt Variable Rate Demand Instruments (77.40%) (c)
$6,000,000	Commonwealth of Puerto Rico Public improvement Refunding Bonds Sub-Series 2003 C-5-2 LOC Barclays Bank PLC	07/01/20	0.10%	$6,000,000	VMIG-1	A-1
2,445,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project - Letter of Credit Secured) - Series 2007A LOC HSBC Bank USA, N.A.	12/01/32	0.11	2,445,000		A-1+
3,150,000	Dormitory Authority of The State of New York (Oxford University Press, Inc.) RB Series 1996 LOC Barclays Bank PLC	07/01/25	0.09	3,150,000	VMIG-1
2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) - Series 2012 LOC HSBC Bank USA, N.A.	07/01/39	0.09	2,800,000	VMIG-1
1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005A LOC JPMorgan Chase Bank, N.A.	07/01/35	0.11	1,900,000		A-1
4,025,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility) – Series 1999A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.11	4,025,000		A-1
4,000,000	Long Island Power Authority Electric System General RB, Series 2012D LOC TD Bank, N.A.	12/01/29	0.09	4,000,000	VMIG-1	A-1+
9,800,000	Metropolitan Transportation Authority Dedicated Fund Tax Refunding Bonds - Series 2008 Subseries 2008B-1 LOC Bank of Nova Scotia	11/01/34	0.09	9,800,000		A-1
10,675,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bonds - Series 2008A Subseries 2008A-2 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/31	0.09	10,675,000		A-1
9,000,000	Metropolitan Transportation Authority Transportation RB - Series 2005 D-2 LOC Landesbank Hessen -Thuringen Girozentrale	11/01/35	0.13	9,000,000	VMIG-1	A-1+
2,570,000	New York City HDC Multi-Family Mortgage RB (Sons of Italy Apartments) - 2008 Series A LOC Wells Fargo, N.A.	02/01/49	0.10	2,570,000	VMIG-1
4,000,000	New York City IDA Civic Facility RB (2004 Jamaica First Parking, LLC Project) LOC TD Bank, N.A.	03/01/34	0.09	4,000,000		A-1+
1,000,000	New York City NY GO Series 1994 A-9 LOC JPMorgan Chase Bank, N.A.	08/01/18	0.09	1,000,000	VMIG-1	A-1+
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/29	0.07	5,000,000	VMIG-1	A-1
2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A (d) Guaranteed by Federal Home Loan Mortgage Corporation	03/01/38	0.11	2,900,000		A-1+
5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004 LOC Lloyds PLC	12/01/39	0.11	5,300,000	VMIG-1
1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A	07/01/29	0.09	1,200,000	VMIG-1	A-1
1,345,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009 LOC TD Bank, N.A.	01/01/39	0.10	1,345,000	VMIG-1
10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) - Series 2005A-3 LOC Mizuho Corporate Bank LTD.	05/01/39	0.08	10,480,000	VMIG-1	A-1+
5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) -2003 Series A	05/01/35	0.08	5,000,000	VMIG-1
2,900,000	New York State Housing Finance Agency RB (80 Dekalb Avenue Housing) – Series 2009B LOC Wells Fargo, N.A.	05/01/42	0.08	2,900,000	VMIG-1
3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.14	3,900,000	VMIG-1
3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.10	3,750,000	VMIG-1
3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) Series 2011A-2 LOC Wells Fargo, N.A.	05/01/45	0.10	3,100,000	VMIG-1
11,000,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) - 2012 Series A LOC Manufacturers and Trader Trust Company	05/01/46	0.10	11,000,000	VMIG-1	A-1
3,700,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.06	3,700,000		A-1+
10,900,000	The City of New York GO Bonds Fiscal 1994 Series E Subseries E-4 LOC BNP Paribas S.A.	08/01/22	0.12	10,900,000	VMIG-1	A-1+
7,000,000	The City of New York GO Bonds Fiscal 2012 Series D Subseries D-3 LOC Bank of New York Mellon	10/01/39	0.09	7,000,000	VMIG-1	A-1+
1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/24	0.13	1,000,000	VMIG-1	A-1
2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4 LOC U.S. Bank, N.A	04/01/38	0.10	2,500,000	VMIG-1	A-1
6,900,000	The City of New York GO, Fiscal 1994 Subseries E-2 LOC JPMorgan Chase Bank, N.A.	08/01/20	0.11	6,900,000	VMIG-1	A-1
5,120,000	The City of New York, GO Fiscal 2006 Series I Subseries I-6 LOC California State Teachers Retirement System	04/01/36	0.13	5,120,000	VMIG-1	A-1+
1,000,000	The City of New York, GO Fiscal 2013 Series A Subseries A-3 LOC Mizuho Corporate Bank LTD.	10/01/40	0.11	1,000,000	VMIG-1	A-1
6,000,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) - Series 2008A-1 LOC Bank of America, N.A.	12/01/35	0.14	6,000,000	VMIG-1	A-1+
1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998 (b) (d) LOC Bank of New York Mellon	10/01/13	0.13	1,500,000
6,295,000	Triborough Bridge and Tunnel Authority RB Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.08	6,295,000	VMIG-1	A-1+
4,700,000	Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) - 2008A-2 LOC Bank of New York Mellon, N.A.	12/01/35	0.12	4,700,000	VMIG-1	A-1+
7,095,000	Trust for cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) - Series 2010A LOC Bank of America, N.A.	12/01/29	0.10	7,095,000	VMIG-1
180,950,000	Total Tax Exempt Variable Rate Demand Instruments			180,950,000

	Total Investments (104.84%) (cost $245,103,117†)			$ 245,103,117
	Liabilities in excess of cash and other assets (-4.84%)			(11,305,338)

	Net Assets (100.00%)			$ 233,797,779

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Class A, 131,096,716 shares outstanding			$ 1.00
	Class B, 1,496,826 shares outstanding			$ 1.00
	Advantage Shares, 101,207,108 shares outstanding			$ 1.00

FOOTNOTES:
(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.
In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)	Security subject to alternative minimum tax.

KEY:
BAN =	Bond Anticipation Note
CSD =	Central School District
GO =	General Obligation
HDC =	Housing Development Corporation
IDA =	Industrial Development Authority
LOC =	Letter of Credit
RAN =	Revenue Anticipation Note
RRB =	Refunding Revenue Bond
RB =	Revenue Bond
TAN =	Tax Anticipation Notes

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2  – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3  – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

				Active Markets	Observable	Unobservable
				for Identical	Inputs	Inputs
				Assets	(Level 2)	(Level 3)
				(Level 1)
	Description
	Debt securities issued by states of the United States and political subdivisions of the states			$ -0-	245,103,117	$ -0-

	Total........................................................................................................................			$ -0-	245,103,117	$ -0-
	For the period ended January 31, 2013, there was no Level 1 or Level 3 investments.
	There were also no transfer between levels during the period ended January 31, 2013.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*                                           /s/Christine Manna_____________________________________
                         Christine Manna, Secretary

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                           /s/Michael P. Lydon____________________________________
                         Michael P. Lydon, President

Date: March 26, 2013

By (Signature and Title)*                                           /s/Esther Cheung______________________________________
                         Esther Cheung, Treasurer and Assistant Secretary

Date: March 26, 2013

* Print the name and title of each signing officer under his or her signature.